Schedule of Weighted Average Assumption for Warrants (Details)		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		2.92%
Expected life (years)		3 years
Expected volatility		111.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		3.84%
Expected life (years)		5 years
Expected volatility		129.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.77%
Expected life (years)		2 years	2 years
Expected volatility	100.96%
Expected dividend yield	0.00%	0.00%	0.00%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		3.74%	3.77%
Expected volatility		92.00%	101.00%
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		4.20%	4.43%
Expected volatility		93.00%	104.00%